Statement of Changes in Shareholders' Equity (Parenthetical) (USD $)	12 Months Ended
Oct. 31, 2011
Statement Of Stockholders Equity [Abstract]
Shares common stock issued, par value	$ 0.01449
Sale on July 14, 2011 of units	4,800,000
Sale on July 14, 2011, unit share price	$ 10
Sale on July 14, 2011, shares subject to possible redemption	4,257,425
Sale of private placement warrants to Sponsor, shares	3,108,000
Sale of private placement warrants to Sponsor, fair market value	$ 0.75